Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Federal statutory rate					$ (12,228)	$ (6,879)
Nondeductible expenses					(78)	192
Nontaxable changes in fair value of convertible notes and SAFEs					(123)	1,038
Research and development tax credits					(2,670)	(674)
State taxes, net of federal benefit					(1,865)	1,705
Foreign tax rate differential					28	11
Other					(190)	0
Change in valuation allowance					15,567	10,093
Disqualified debt					731	0
Return to provision adjustements					(1,060)	0
Intangibles					1,281	0
Stock based compensation					615	0
Total	$ 0	$ 0	$ 0	$ 0	$ 8	$ 4
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Federal statutory rate					21.00%	21.00%
Nondeductible expenses					0.13%	(0.60%)
Nontaxable changes in fair value of convertible notes and SAFEs					0.21%	3.22%
Research and development tax credits					4.59%	2.06%
State taxes, net of federal benefit					3.20%	5.20%
Foreign tax rate differential					(0.05%)	(0.03%)
Other					0.33%	0.00%
Change in valuation allowance					(26.73%)	(30.81%)
Disqualified debt					(1.26%)	0.00%
Return to provision adjustements					1.82%	0.00%
Intangibles					(2.20%)	0.00%
Stock based compensation					(1.06%)	0.00%
Total					(0.01%)	0.04%